Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

8. Subsequent Events

The Plan has evaluated subsequent events after the statement of net assets available for plan benefits date through May 28, 2026, the date that the financial statements were issued.